Provisions for Legal Proceedings - Schedule of Labor - Changes in Provisions (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Labor - Changes in Provisions [Line Items]
Beginning balance	$ 340,644	$ 270,989
Additions, reversals and changes in estimates	170,434	92,039
Payments	(360,218)	(84,455)
Indexation	4,178	5,458
Exchange rate variation	9,370	(3,988)
Ending balance	164,408	280,043
Labor - Changes in Provisions [Member]
Schedule of Labor - Changes in Provisions [Line Items]
Beginning balance	87,127	108,004
Additions, reversals and changes in estimates	46,999	53,928
Payments	(53,537)	(56,583)
Indexation	7,339	5,847
Exchange rate variation	14,347	(12,381)
Ending balance	102,275	98,815
Tax and Social Security - Changes in provision [Member]
Schedule of Labor - Changes in Provisions [Line Items]
Beginning balance	69,692	134,400
Additions, reversals and changes in estimates	(13,279)	(23,177)
Payments	(3,943)	(1,794)
Indexation	(3,317)	7,933
Exchange rate variation	9,827	(14,907)
Ending balance	58,980	102,455
Brazil [Member]
Schedule of Labor - Changes in Provisions [Line Items]
Beginning balance	59,796	73,502
Additions, reversals and changes in estimates	11,238	15,133
Payments	(21,127)	(15,923)
Indexation	4,184	5,715
Exchange rate variation	9,364	(8,483)
Ending balance	63,455	69,944
Brazil [Member] | Labor - Changes in Provisions [Member]
Schedule of Labor - Changes in Provisions [Line Items]
Beginning balance	87,075	107,940
Additions, reversals and changes in estimates	46,995	49,708
Payments	(53,537)	(52,202)
Indexation	7,339	5,352
Exchange rate variation	14,343	(12,043)
Ending balance	102,215	98,755
Brazil [Member] | Tax and Social Security - Changes in provision [Member]
Schedule of Labor - Changes in Provisions [Line Items]
Beginning balance	68,516	133,006
Additions, reversals and changes in estimates	(13,241)	(23,804)
Payments	(3,435)	(1,875)
Indexation	(2,565)	8,251
Exchange rate variation	9,695	(14,427)
Ending balance	58,970	101,151
Other jurisdictions [Member]
Schedule of Labor - Changes in Provisions [Line Items]
Beginning balance	44	47
Additions, reversals and changes in estimates	(2)	(4,320)
Payments	(29)	108
Indexation	(6)	(257)
Exchange rate variation	6	4,465
Ending balance	13	43
Other jurisdictions [Member] | Labor - Changes in Provisions [Member]
Schedule of Labor - Changes in Provisions [Line Items]
Beginning balance	52	64
Additions, reversals and changes in estimates	4	4,220
Payments		(4,381)
Indexation		495
Exchange rate variation	4	(338)
Ending balance	60	60
Other jurisdictions [Member] | Tax and Social Security - Changes in provision [Member]
Schedule of Labor - Changes in Provisions [Line Items]
Beginning balance	1,176	1,394
Additions, reversals and changes in estimates	(38)	627
Payments	(508)	81
Indexation	(752)	(318)
Exchange rate variation	132	(480)
Ending balance	10	1,304
USA [Member]
Schedule of Labor - Changes in Provisions [Line Items]
Beginning balance	280,804	197,440
Additions, reversals and changes in estimates	159,198	81,226
Payments	(339,062)	(68,640)
Indexation
Exchange rate variation		30
Ending balance	$ 100,940	$ 210,056